Financials Liabilities (Details) - Schedule of Presents the Changes in the Fair Value of Liabilities	12 Months Ended
Dec. 31, 2023 USD ($)
Financials Liabilities (Details) - Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value as of December 31, 2022
Warrants issued in related to the RNER transaction	2,710,000
Issuance of conversion component related to the convertible loans.	4,779,000
Issuance of warrants related to the convertible loans	3,781,000
Conversion of convertible loans into ordinary shares	(1,427,000)
Change in fair value	247,000
Adjustments arising from translating financial statements from functional currency to presentation currency	172,000
Fair value as of December 31, 2023	10,262,000
Public Warrants [Member]
Financials Liabilities (Details) - Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value as of December 31, 2022
Warrants issued in related to the RNER transaction	2,639
Issuance of conversion component related to the convertible loans.
Issuance of warrants related to the convertible loans
Conversion of convertible loans into ordinary shares
Change in fair value	(2,466)
Adjustments arising from translating financial statements from functional currency to presentation currency	44
Fair value as of December 31, 2023	217
Private Warrants [Member]
Financials Liabilities (Details) - Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value as of December 31, 2022
Warrants issued in related to the RNER transaction	71,000
Issuance of conversion component related to the convertible loans.
Issuance of warrants related to the convertible loans	3,781,000
Conversion of convertible loans into ordinary shares
Change in fair value	1,928,000
Adjustments arising from translating financial statements from functional currency to presentation currency	50,000
Fair value as of December 31, 2023	5,830,000
Conversion Component [Member]
Financials Liabilities (Details) - Schedule of Presents the Changes in the Fair Value of Liabilities [Line Items]
Fair value as of December 31, 2022
Warrants issued in related to the RNER transaction
Issuance of conversion component related to the convertible loans.	4,779,000
Issuance of warrants related to the convertible loans
Conversion of convertible loans into ordinary shares	(1,427,000)
Change in fair value	785,000
Adjustments arising from translating financial statements from functional currency to presentation currency	78,000
Fair value as of December 31, 2023	$ 4,215,000